Share-Based Payments	12 Months Ended
Dec. 31, 2023
Share-Based Payments [Abstract]
SHARE-BASED PAYMENTS
NOTE 27:	SHARE-BASED PAYMENTS

The share-based payment expense related to stock options and restricted stock units (“RSU”) for employees, directors, consultants and former employees received was as follows:

	Year ended December 31,
	2023	2022
Equity-settled share-based payment plans	10,915	21,788

Options

On March 31, 2023, upon the voluntary surrender by option holders, the Company cancelled outstanding options exercisable for 10,535,000 common shares. The Company intended, but had no obligation, to the persons who formerly held the cancelled options to grant new options no less than 90 days after the cancellation date of the original options. As the options were cancelled without the concurrent grant of a replacement award, the cancellation was treated as a settlement for no consideration, and all remaining unrecognized share-based payment expense associated with the cancelled options was accelerated for an amount of $914 during the first quarter of 2023.

During the year ended December 31, 2023, the Board of Directors approved stock option grants to purchase 13,156,250 common shares in accordance with the Long-Term Incentive Plan (the “LTIP Plan”) adopted on May 18, 2021 (year ended December 31, 2022: 9,592,500 common shares). All options issued according to the LTIP Plan become exercisable when they vest and can be exercised for a maximum period of 5 years from the date of the grant.

Details of the outstanding stock options are as follows:

	Year ended December 31,
	2023		2022
	Number of Options	Weighted Average Exercise Price ($CAD)	Number of Options	Weighted Average Exercise Price ($CAD)
Outstanding, January 1,	21,804,233	3.47	12,546,733	4.86
Granted	13,156,250	2.58	9,592,500	1.68
Exercised	(3,047,346)	0.85	(70,000)	0.41
Forfeited	—	—	(205,000)	5.65
Cancelled	(10,633,750)	5.15	—	—
Expired	(340,000)	5.47	(60,000)	4.37
Outstanding, December 31,	20,939,387	2.41	21,804,233	3.47
Exercisable, December 31,	11,112,519	2.01	2,306,375	0.46

The weighted average contractual life of the stock options as of December 31, 2023 was 4.1 years (December 31, 2022: 4.0 years).

The inputs used to value the option grants using the Black-Scholes model are as follows:

Grant date	June 30, 2023	December 22, 2023
Dividend yield (%)	—	—
Expected share price volatility (%)	98%	91%
Risk-free interest rate (%)	4.49%	4.04%
Expected life of stock options (years)	3	3
Share price (CAD)	1.89	3.83
Exercise price (CAD)	1.89	3.83
Fair value of options (USD)	0.84	1.61
Vesting period (years)	1.5	1.5
Number of options granted	8,471,250	4,685,000

Restricted Share Units (“RSU”)

Details of the RSUs are as follows:

	Year ended December 31,
	2023		2022
	Number of RSUs	Weighted Average Grant Price ($CAD)	Number of RSUs	Weighted Average Grant Price ($CAD)
Outstanding, January 1,	400,000	3.73	200,000	5.01
Granted	475,000	3.83	200,000	2.45
Settled	(250,002)	3.13	—	—
Outstanding, December 31,	624,998	4.05	400,000	3.73

On December 22, 2023, the Board of Directors approved the grant of 475,000 RSUs (year ended December 31, 2022: 200,000 RSUs) to certain members of senior Management and to the Directors which vest 25% at the time of grant and an additional 25% every 6 months. The value of the RSUs on the grant date was $2.89 per unit (year ended December 31, 2022: $1.91 per unit).